Related Party Transactions O&M Thermal (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
General and administrative	[1]	$ 14	$ 10	$ 8
Thermal [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		29	29	$ 27
Due to Affiliate		$ 20	$ 29

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.